Cover	Apr. 29, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2024
Entity File Number	000-51815
Entity Registrant Name	Logiq, Inc.
Entity Central Index Key	0001335112
Entity Tax Identification Number	46-5057897
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	230 Victoria Street Bugis Junction
Entity Address, Address Line Two	#15-01/08
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	188024
City Area Code	65
Local Phone Number	9366 2322
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false